Form N-1A Cover	Feb. 17, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	REX ETF TRUST
Entity Central Index Key	0002043954
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 18, 2026
Prospectus Date	Feb. 18, 2026